Fees Summary	Sep. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,733,152,301.76
Previously Paid Amount	0.00
Total Fee Amount	239,348.33
Total Offset Amount	0.00
Net Fee	$ 239,348.33
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A